T. ROWE PRICE Mid-Cap Growth Portfolio
September 30, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.7%
COMMUNICATION
SERVICES  4.8%
Entertainment  2.4%
Liberty Media Corp-Liberty Formula
One, Class C (1) 86,180 9,001
Liberty Media Corp-Liberty Live,
Class C (1) 39,000 3,782
Live Nation Entertainment (1) 6,800 1,111
13,894
Interactive Media & Services  1.1%
Match Group  50,416 1,781
Reddit, Class A (1) 20,708 4,762
6,543
Media  1.3%
New York Times, Class A  84,800 4,867
Trade Desk, Class A (1) 56,654 2,777
7,644
Total Communication Services 28,081
CONSUMER
DISCRETIONARY  16.3%
Diversified Consumer
Services  1.1%
Bright Horizons Family Solutions (1) 17,700 1,922
Duolingo (1) 12,000 3,862
McGraw Hill (1) 59,046 741
6,525
Hotels, Restaurants &
Leisure  10.8%
Domino's Pizza  19,604 8,463
DraftKings, Class A (1) 191,200 7,151
Hilton Worldwide Holdings  44,800 11,623
Planet Fitness, Class A (1) 67,100 6,965
Sportradar Group, Class A (1) 65,500 1,762
Texas Roadhouse  21,900 3,639
Viking Holdings (1) 127,842 7,946
Wingstop  7,200 1,812
Wyndham Hotels & Resorts  32,700 2,613
Yum! Brands  68,427 10,401
62,375
Household Durables  0.4%
TopBuild (1) 5,600 2,189
2,189
Specialty Retail  3.0%
Burlington Stores (1) 21,864 5,564
Ross Stores  41,500 6,324
Ulta Beauty (1) 9,867 5,395
17,283
Textiles, Apparel & Luxury
Goods  1.0%
Birkenstock Holding (1) 85,592 3,873
Shares $ Value
(Cost and value in $000s)
‡
On Holding, Class A (1) 49,600 2,101
5,974
Total Consumer Discretionary 94,346
CONSUMER STAPLES  3.3%
Consumer Staples Distribution &
Retail  2.6%
Casey's General Stores  9,833 5,559
Dollar Tree (1) 80,249 7,573
Maplebear (1) 57,400 2,110
15,242
Food Products  0.7%
McCormick  61,800 4,135
4,135
Total Consumer Staples 19,377
ENERGY  4.4%
Energy Equipment &
Services  1.4%
TechnipFMC  210,517 8,305
8,305
Oil, Gas & Consumable
Fuels  3.0%
Cheniere Energy  35,400 8,318
EQT  95,900 5,220
Expand Energy  35,100 3,729
17,267
Total Energy 25,572
FINANCIALS  8.3%
Capital Markets  4.5%
Bullish (1) 6,574 418
Cboe Global Markets  19,100 4,684
MarketAxess Holdings  13,400 2,335
MSCI  12,800 7,263
Raymond James Financial  37,500 6,473
TPG  35,771 2,055
Tradeweb Markets, Class A  23,300 2,586
25,814
Financial Services  1.5%
Corpay (1) 13,084 3,769
Klarna Group (1) 18,477 677
Toast, Class A (1) 106,100 3,874
8,320
Insurance  2.3%
Assurant  39,000 8,447
Axis Capital Holdings  18,900 1,811
Markel Group (1) 1,550 2,963
13,221
Total Financials 47,355
HEALTH CARE  19.9%
Biotechnology  6.2%
Alnylam Pharmaceuticals (1) 22,465 10,244
Arcellx (1) 16,600 1,363

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Ascendis Pharma, ADR (1) 21,300 4,235
Biogen (1) 11,500 1,611
BioNTech, ADR (1) 21,000 2,071
Caris Life Sciences (1) 23,233 703
Caris Life Sciences, Acquisition
Date: 5/11/21, Cost $426 (1)(2) 22,553 682
CRISPR Therapeutics (1) 23,672 1,534
Cytokinetics (1) 55,700 3,061
Ionis Pharmaceuticals (1) 115,594 7,562
Revolution Medicines (1) 30,700 1,434
Vaxcyte (1) 39,726 1,431
35,931
Health Care Equipment &
Supplies  6.1%
Alcon  50,800 3,785
Align Technology (1) 23,000 2,880
Cooper (1) 99,800 6,842
Hologic (1) 191,700 12,938
Masimo (1) 8,200 1,210
QuidelOrtho (1) 53,333 1,571
Teleflex  46,672 5,711
34,937
Health Care Providers &
Services  0.9%
Encompass Health  20,800 2,642
Molina Healthcare (1) 13,300 2,545
5,187
Health Care Technology  2.0%
Veeva Systems, Class A (1) 39,344 11,721
11,721
Life Sciences Tools &
Services  4.7%
Agilent Technologies  82,500 10,589
Avantor (1) 341,200 4,258
Bruker  66,202 2,151
Mettler-Toledo International (1) 6,900 8,471
West Pharmaceutical Services  7,145 1,874
27,343
Total Health Care 115,119
INDUSTRIALS & BUSINESS
SERVICES  15.0%
Aerospace & Defense  2.7%
BWX Technologies  30,700 5,660
Firefly Aerospace (1) 8,458 248
StandardAero (1) 95,218 2,599
Textron  85,386 7,214
15,721
Commercial Services &
Supplies  0.8%
Veralto  33,200 3,539
Waste Connections  6,400 1,125
4,664
Shares $ Value
(Cost and value in $000s)
‡
Construction & Engineering  0.6%
Quanta Services  8,300 3,440
3,440
Ground Transportation  1.8%
JB Hunt Transport Services  11,935 1,601
Old Dominion Freight Line  33,600 4,730
XPO (1) 29,700 3,840
10,171
Machinery  3.5%
Esab  53,629 5,993
Fortive  43,447 2,128
IDEX  7,500 1,221
Ingersoll Rand  90,600 7,485
ITT  19,600 3,504
20,331
Professional Services  4.5%
Booz Allen Hamilton Holding  43,500 4,348
Broadridge Financial Solutions  10,400 2,477
Equifax  17,800 4,566
Paylocity Holding (1) 37,579 5,985
TransUnion  69,058 5,786
UL Solutions, Class A  43,005 3,047
26,209
Trading Companies &
Distributors  1.1%
Ferguson Enterprises  27,700 6,221
6,221
Total Industrials & Business Services 86,757
INFORMATION
TECHNOLOGY  19.6%
Electronic Equipment,
Instruments & Components  3.1%
Amphenol, Class A  56,900 7,042
Corning  45,400 3,724
Keysight Technologies (1) 33,200 5,807
Ralliant  28,177 1,232
17,805
IT Services  0.3%
MongoDB (1) 5,800 1,800
1,800
Semiconductors & Semiconductor
Equipment  6.0%
Lattice Semiconductor (1) 149,400 10,954
MACOM Technology Solutions
Holdings (1) 33,900 4,220
Microchip Technology  95,900 6,159
Monolithic Power Systems  7,700 7,089
NXP Semiconductors  18,300 4,168
Teradyne  15,100 2,078
34,668
Software  9.2%
Atlassian, Class A (1) 22,381 3,574

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Aurora Innovation (1) 174,093 939
CCC Intelligent Solutions
Holdings (1) 584,448 5,324
HubSpot (1) 4,300 2,012
Manhattan Associates (1) 19,200 3,936
Monday.com (1) 11,100 2,150
Netskope, Class A (1) 31,207 709
Onestream (1) 57,743 1,064
PTC (1) 63,807 12,954
Tyler Technologies (1) 18,700 9,783
Zoom Communications (1) 44,300 3,655
Zscaler (1) 22,600 6,772
52,872
Technology Hardware, Storage &
Peripherals  1.0%
Pure Storage, Class A (1) 67,500 5,657
5,657
Total Information Technology 112,802
MATERIALS  3.3%
Construction Materials  1.2%
Martin Marietta Materials  10,689 6,737
6,737
Containers & Packaging  2.1%
Avery Dennison  33,400 5,416
Ball  74,169 3,740
Sealed Air  81,000 2,863
12,019
Total Materials 18,756
REAL ESTATE  0.6%
Real Estate Management &
Development  0.6%
CoStar Group (1) 37,634 3,175
Total Real Estate 3,175
Total Miscellaneous Common
Stocks  1.2% (3) 7,067
Total Common Stocks (Cost
$391,302) 558,407
Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.4%
INFORMATION
TECHNOLOGY  0.3%
Software  0.3%
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $301 (1)(2)(4) 4,103 615
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $123 (1)(2)(4) 1,670 251
Databricks, Series J, Acquisition
Date: 12/17/24, Cost $303 (1)(2)(4) 3,274 491
Nuro, Series D, Acquisition Date:
10/29/21, Cost $293 (1)(2)(4) 14,070 182
Total Information Technology 1,539
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $317 (1)(2)(4) 6,674 314
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $595 (1)(2)(4) 14,417 263
Total Materials 577
Total Convertible Preferred Stocks
(Cost $1,932) 2,116
SHORT-TERM INVESTMENTS  3.0%
Money Market Funds  3.0%
T. Rowe Price Treasury Reserve
Fund, 4.17% (5)(6) 17,577,339 17,577
Total Short-Term Investments
(Cost $17,577) 17,577
Total Investments in
Securities  100.1%
(Cost $410,811) $ 578,100
Other Assets Less Liabilities
(0.1)% (390)
Net Assets 100.0% $ 577,710
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $2,798 and represents 0.5% of net assets.
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE Mid-Cap Growth Portfolio

.
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 4.17% $ —# $ — $ 596+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Treasury Reserve Fund, 4.17% $ 15,330  ¤  ¤ $ 17,577^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $596 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,577.

T. Rowe Price Mid-Cap Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Mid-Cap Growth Portfolio (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or

T. Rowe Price Mid-Cap Growth Portfolio

investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E305-054Q3 09/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 557,725 $ 682 $ — $ 558,407
Convertible Preferred Stocks — — 2,116 2,116
Short-Term Investments 17,577 — — 17,577
Total $ 575,302 $ 682 $ 2,116 $ 578,100